Financial Instruments - Currency risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
NTD | Financial liabilities
Statement [line items]
Foreign currency	$ 1,246,126	$ 1,422,137
Exchange rate	32.785	30.705
Functional currency	$ 38,010	$ 46,315
NTD | Financial assets
Statement [line items]
Foreign currency	$ 235,638	$ 281,550
Exchange rate	32.785	30.705
Functional currency	$ 7,187	$ 9,170
CNY | Financial assets
Statement [line items]
Foreign currency	$ 38,575	$ 38,528
Exchange rate	7.1884	7.0972
Functional currency	$ 5,366	$ 5,429
JPY | Financial liabilities
Statement [line items]
Foreign currency	$ 375,040	$ 824,224
Exchange rate	156.1934	141.3674
Functional currency	$ 2,401	$ 5,830
JPY | Financial assets
Statement [line items]
Foreign currency	$ 352,275	$ 993,351
Exchange rate	156.1934	141.3674
Functional currency	$ 2,255	$ 7,027